UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4932

John Hancock World Fund
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1513

Date of fiscal year end:      October 31

Date of reporting period:     April 30, 2005

ITEM 1.  REPORT TO SHAREHOLDERS.


SEMIANNUAL REPORT

John Hancock
Biotechnology Fund

April 30, 2005

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 10-31-04         on 4-30-05          ended 4-30-05 1

Class A                $965.60                  $7.80
Class B                 962.20                  11.19
Class C                 962.20                  11.19

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 10-31-04         on 4-30-05          ended 4-30-05 1

Class A              $1,016.86                  $8.00
Class B               1,013.39                  11.48
Class C               1,013.39                  11.48

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.60%, 2.30% and 2.30% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

John Hancock
Biotechnology Fund

Securities owned by the Fund on
April 30, 2005 (unaudited)


Issuer                                                   Shares          Value
------------------------------------------------------------------------------
Common stocks   94.55%                                             $15,161,388
------------------------------------------------------------------------------
(Cost $13,613,201)

Biotechnology   60.13%                                               9,642,331
------------------------------------------------------------------------------
Abgenix, Inc. (I)                                        32,000        223,040
Alkermes, Inc. (I)                                       10,000        112,500
Amgen, Inc. (I)                                          42,000      2,444,820
Amylin Pharmaceuticals, Inc. (I)(L)                       5,000         85,000
Applera Corp.-Celera Genomics Group (I)                  30,000        276,000
Celgene Corp. (I)                                        20,000        758,200
Cephalon, Inc. (I)                                        5,000        219,500
Charles River Laboratories International, Inc. (I)        4,000        189,480
Eyetech Pharmaceuticals, Inc. (I)(L)                      7,500        172,425
Genentech, Inc. (I)(L)                                   12,500        886,750
Genzyme Corp. (I)                                        16,000        937,760
Gilead Sciences, Inc. (I)                                22,000        816,200
Human Genome Sciences, Inc. (I)                          25,000        258,500
Invitrogen Corp. (I)                                      2,000        146,540
Life Sciences Research, Inc. (I)                         15,000        193,500
Martek Biosciences Corp. (I)                              5,000        191,350
Medarex, Inc. (I)                                        32,500        230,100
Nabi Biopharmaceuticals (I)                               9,900        107,910
Neurocrine Biosciences, Inc. (I)                          6,000        209,760
Protein Design Labs, Inc. (I)                            23,000        411,240
Sepracor, Inc. (I)                                           50          2,996
Telik, Inc. (I)(L)                                       12,000        194,400
Vicuron Pharmaceuticals, Inc. (I)                        20,000        327,000
ZymoGenetics, Inc. (I)                                   16,000        247,360

Health Care Equipment   11.87%                                       1,902,643
------------------------------------------------------------------------------
Boston Scientific Corp. (I)                              11,600        343,128
Caliper Life Sciences, Inc. (I)                          50,000        289,500
Fisher Scientific International, Inc. (I)                 3,500        207,830
Gen-Probe, Inc. (I)                                      10,000        501,900
Hospira, Inc. (I)                                        16,700        560,285

Health Care Services   6.94%                                         1,112,755
------------------------------------------------------------------------------
Accredo Health, Inc. (I)                                 10,000        453,000
Cytokinetics, Inc. (I)                                   17,000         83,470
Nektar Therapeutics (I)                                  22,000        313,720
Onyx Pharmaceuticals, Inc. (I)                            8,500        262,565

Health Care Supplies   1.07%                                           171,650
------------------------------------------------------------------------------
Bioenvision, Inc. (I)                                    10,000         64,000
Serologicals Corp. (I)                                    5,000        107,650

Pharmaceuticals   14.54%                                            $2,332,009
------------------------------------------------------------------------------
ARIAD Pharmaceuticals, Inc. (I)                          25,000        153,500
Aspreva Pharmaceuticals Corp. (I)                         5,180         75,214
Connetics Corp. (I)                                       5,000        108,650
ICOS Corp. (I)(L)                                         5,000        112,800
IVAX Corp. (I)                                           13,350        252,315
Medicines Co. (The) (I)                                  15,000        320,250
MGI Pharma, Inc. (I)(L)                                   8,000        176,400
Nuvelo, Inc. (I)                                         33,000        192,390
Pharmion Corp. (I)                                        5,000        115,500
Rigel Pharmaceuticals, Inc. (I)                          15,000        257,250
Salix Pharmaceuticals, Ltd. (I)                           7,000        100,100
Shire Pharmaceuticals Group Plc, American Depositary
Receipt (ADR) (United Kingdom)                            6,000        186,480
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)        9,000        281,160


                                            Interest  Par value
Issuer, description, maturity date          rate           (000)         Value
------------------------------------------------------------------------------
Short-term investments   15.54%                                     $2,491,312
------------------------------------------------------------------------------
(Cost $2,491,312)

Joint Repurchase Agreement   6.03%                                     966,000
------------------------------------------------------------------------------
Investment in a joint repurchase
agreement transaction with Bank of
America Corp. - Dated 4-29-05 due
5-2-05 (secured by U.S. Treasury
STRIPS due 11-15-10 thru 8-15-25)           2.85%          $966        966,000


                                                         Shares
------------------------------------------------------------------------------
Cash Equivalents   9.51%                                             1,525,312
------------------------------------------------------------------------------
AIM Cash Investment Trust (T)                         1,525,312      1,525,312
------------------------------------------------------------------------------

Total investments   110.09%                                        $17,652,700
------------------------------------------------------------------------------

Other assets and liabilities, net (10.09%)                         ($1,617,527)
------------------------------------------------------------------------------

Total net assets   100.00%                                         $16,035,173
------------------------------------------------------------------------------

John Hancock
Biotechnology Fund
Footnotes to Schedule of Investments

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock Biotechnology Fund

ASSETS AND
LIABILITIES
April 30, 2005
(unaudited)

Assets
Investments, at value (cost $16,104,513)
including $1,495,404 of securities loaned                          $17,652,700
Cash                                                                       247
Receivable for shares sold                                               3,674
Interest receivable                                                        153
Receivable from affiliates                                              14,770
Other assets                                                               732

Total assets                                                        17,672,276

Liabilities
Payable for shares repurchased                                          72,574
Payable upon return of securites loaned                              1,525,312
Payable to affiliates
Management fees                                                         12,197
Distribution and service fees                                            1,385
Other                                                                    7,662
Other payables and accrued expenses                                     17,973

Total liabilities                                                    1,637,103

Net assets
Capital paid-in                                                     19,045,519
Accumulated net realized loss on investments                        (4,374,739)

Net unrealized appreciation of investments                           1,548,187
Accumulated net investment loss                                       (183,794)

Net assets                                                         $16,035,173

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($6,463,263/851,094 shares)                                      $7.59
Class B ($6,926,016/938,172 shares)                                      $7.38
Class C ($2,645,894/358,411 shares)                                      $7.38

Maximum offering price per share
Class A 1 (7.59/95%)                                                     $7.99

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

John Hancock Biotechnology Fund

OPERATIONS
For the period ended
April 30, 2005
(unaudited) 1

Investment income
Interest                                                                $5,386
Securities lending                                                       3,681
Dividends (net of foreign withholding taxes of $425)                     3,566

Total investment income                                                 12,633

Expenses
Investment management fees                                              87,674
Class A distribution and service fees                                   11,867
Class B distribution and service fees                                   39,836
Class C distribution and service fees                                   18,023
Transfer agent fees                                                     47,216
Registration and filing fees                                            19,439
Printing                                                                13,092
Professional fees                                                       11,071
Custodian fees                                                           7,460
Miscellaneous                                                            3,420
Accounting and legal services fees                                       2,375
Trustees' fees                                                             358
Securities lending fees                                                    176

Total expenses                                                         262,007
Less expense reductions                                                (65,640)

Net expenses                                                           196,367

Net investment loss                                                   (183,734)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain on investments                                       584,476
Change in net unrealized appreciation (depreciation) of
Investments                                                           (982,902)

Net realized and unrealized loss                                      (398,426)

Decrease in net assets from operations                               ($582,160)

1 Semiannual period from 11-1-04 through 4-30-05.

See notes to
financial statements.

John Hancock Biotechnology Fund

CHANGES IN
NET ASSETS

                                                                Year ended   Period ended
                                                                  10-31-04        4-30-05 1
Increase (decrease) in net assets
From operations
Net investment loss                                              ($429,387)     ($183,734)
Net realized gain                                                2,324,411        584,476
Change in net unrealized appreciation (depreciation)              (932,719)      (982,902)

Increase (decrease) in net assets resulting from operations        962,305       (582,160)

From Fund share transactions                                       904,366     (4,152,725)

Net assets
Beginning of period                                             18,903,387     20,770,058
End of period 2                                                $20,770,058    $16,035,173

1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.
2 Includes accumulated net investment loss of $60 and $183,794, respectively.


See notes to
financial statements.


John Hancock Biotechnology Fund
Financial Highlights

CLASS A

Period ended                                                10-31-01 1 10-31-02  10-31-03  10-31-04   4-30-05 2
Per share operating performance

Net asset value, beginning of period                          $10.00      $9.49     $5.55     $7.39     $7.86
Net investment loss  3                                         (0.07)     (0.09)    (0.08)    (0.12)    (0.06)
Net realized and unrealized gain (loss) on investments         (0.44)     (3.84)     1.92      0.59     (0.21)

Total from investment operations                               (0.51)     (3.93)     1.84      0.47     (0.27)
Less distributions
From net investment income                                        --      (0.01)       --        --        --

Net asset value, end of period                                 $9.49      $5.55     $7.39     $7.86     $7.59

Total return  4,5 (%)                                          (5.10) 6  (41.46)    33.15      6.36     (3.44) 6

Ratios and supplemental data
Net assets, end of period (in millions)                           $6         $5        $8        $8        $6
Ratio of expenses to average net assets (%)                     1.60  7    1.60      1.60      1.60      1.60  7
Ratio of adjusted expenses to average net assets  8 (%)         4.34  7    2.59      2.65      2.12      2.27  7
Ratio of net investment loss to average net assets (%)         (1.15) 7   (1.29)    (1.35)    (1.46)    (1.47) 7
Portfolio turnover (%)                                            63         97       130        80        17


See notes to financial statements.


John Hancock Biotechnology Fund
Financial Highlights

CLASS B

Period ended                                                10-31-01 1 10-31-02  10-31-03  10-31-04   4-30-05 2
Per share operating performance

Net asset value, beginning of period                          $10.00      $9.44     $5.49     $7.26     $7.67
Net investment loss  3                                         (0.13)     (0.14)    (0.13)    (0.17)    (0.09)
Net realized and unrealized gain (loss) on investments         (0.43)     (3.81)     1.90      0.58     (0.20)

Total from investment operations                               (0.56)     (3.95)     1.77      0.41     (0.29)

Net asset value, end of period                                 $9.44      $5.49     $7.26     $7.67     $7.38

Total return  4,5 (%)                                          (5.60) 6  (41.84)    32.24      5.65     (3.78) 6

Ratios and supplemental data
Net assets, end of period (in millions)                           $4         $4        $8        $9        $7
Ratio of expenses to average net assets (%)                     2.30  7    2.30      2.30      2.30      2.30  7
Ratio of adjusted expenses to average net assets  8 (%)         5.05  7    3.29      3.35      2.82      2.97  7
Ratio of net investment loss to average net assets (%)         (2.01) 7   (1.99)    (2.05)    (2.16)    (2.17) 7
Portfolio turnover (%)                                            63         97       130        80        17


See notes to financial statements.


John Hancock Biotechnology Fund
Financial Highlights
CLASS C

Period ended                                                10-31-01 1 10-31-02  10-31-03  10-31-04   4-30-05 2
Per share operating performance

Net asset value, beginning of period                          $10.00      $9.44     $5.49     $7.26     $7.67
Net investment loss  3                                         (0.13)     (0.14)    (0.13)    (0.17)    (0.09)
Net realized and unrealized gain (loss) on investments         (0.43)     (3.81)     1.90      0.58     (0.20)

Total from investment operations                               (0.56)     (3.95)     1.77      0.41     (0.29)

Net asset value, end of period                                 $9.44      $5.49     $7.26     $7.67     $7.38

Total return  4,5 (%)                                          (5.60) 6  (41.84)    32.24      5.65     (3.78) 6

Ratios and supplemental data
Net assets, end of period (in millions)                           $2         $2        $2        $4        $3
Ratio of expenses to average net assets (%)                     2.30  7    2.30      2.30      2.30      2.30  7
Ratio of adjusted expenses to average net assets  8 (%)         5.05  7    3.29      3.35      2.82      2.97  7
Ratio of net investment loss to average net assets (%)         (2.07) 7   (1.99)    (2.05)    (2.16)    (2.17) 7
Portfolio turnover (%)                                            63         97       130        80        17

1 Class A, Class B and Class C shares began operations on 3-1-01.

2 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
(unaudited)

Note A
Accounting policies

John Hancock Biotechnology Fund (the "Fund") is a non-diversified series of John Hancock World Fund, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On April 30, 2005, the Fund loaned securities having a market value of $1,495,404 collateralized by cash in the amount of $1,525,312. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $4,431,628 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2010 - $3,046,491 and October 31, 2011 - $1,385,137.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.85% of the next $500,000,000 and (c) 0.80% of the Fund's average daily net asset value in excess of $1,000,000,000.

The Adviser has agreed to limit the Fund's total expenses excluding the distribution and service fees, to 1.30% of the Fund's average daily net asset value, at least until February 28, 2006. Accordingly, the expense reduction related to the total expense limitation amounted to $65,640 for the period ended April 30, 2005. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2005, JH Funds received net up-front sales charges of $15,537 with regard to sales of Class A shares. Of this amount, $2,563 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $11,652 was paid as sales commissions to unrelated broker-dealers and $1,322 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo."), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2005, CDSCs received by JH Funds amounted to $26,944 for Class B shares and $1,044 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the period ended April 30, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $2,375. The Fund also paid the Adviser the amount of $49 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and officer of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.


                                        YEAR ENDED 10-31-04                       PERIOD ENDED 4-30-05 1
                               SHARES                AMOUNT               SHARES                AMOUNT
CLASS A SHARES
Sold                          995,092            $8,365,725              166,711            $1,376,808
Repurchased                (1,047,383)           (8,849,637)            (362,303)           (2,901,646)
Net decrease                  (52,291)            ($483,912)            (195,592)          ($1,524,838)

CLASS B SHARES
Sold                          588,836            $4,817,701               63,309              $496,875
Repurchased                  (585,849)           (4,633,982)            (272,688)           (2,152,947)
Net increase (decrease)         2,987              $183,719             (209,379)          ($1,656,072)

CLASS C SHARES
Sold                          248,261            $1,998,289               28,720              $229,792
Repurchased                  (100,421)             (793,730)            (158,549)           (1,201,607)
Net increase (decrease)       147,840            $1,204,559             (129,829)            ($971,815)

NET INCREASE (DECREASE)        98,536             $904,366              (534,800)          ($4,152,725)


1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.


Note D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2005, aggregated $3,173,689 and $7,390,118, respectively.

The cost of investments owned on April 30, 2005, including short-term investments, for federal income tax purposes, was $16,532,710. Gross unrealized appreciation and depreciation of investments aggregated $2,516,445 and $1,396,455, respectively, resulting in net unrealized appreciation of $1,119,990. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note E
Proposed reorganization

On March 8, 2005, the Trustees approved the reorganization of John Hancock Biotechnology Fund into John Hancock Health Sciences Fund. The reorganization is scheduled to take place after the close of business on June 10, 2005, subject to approval by shareholders at a special shareholder meeting.

Note F
Shareholder meeting

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005. Proxies covering 2,215,366 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                       WITHHELD
                                         FOR          AUTHORITY
---------------------------------------------------------------
James F. Carlin                    2,192,119             23,247
Richard P. Chapman, Jr.            2,191,985             23,381
William H. Cunningham              2,192,119             23,247
Ronald R. Dion                     2,196,118             19,248
Charles L. Ladner                  2,195,426             19,940
Dr. John A. Moore                  2,191,985             23,381
Patti McGill Peterson              2,196,118             19,248
Steven R. Pruchansky               2,195,560             19,806
James A. Shepherdson               2,195,560             19,806

John Hancock Biotechnology Fund

Trustees

James F. Carlin
Richard P. Chapman, Jr.*
William Cunningham
Ronald Dion
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
Lt. Gen. Norman H. Smith, USMC (Ret.)
* Member of Audit Committee

Officers

James A. Shepherdson
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal Counsel
Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

JOHN HANCOCK
Health Sciences
Fund

4.30.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]


CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 14

For more information
page 29


Dear Fellow Shareholders,

After advancing for a second straight year in 2004, the stock market pulled back in the first four months of 2005. For much of 2004 the market had been in the doldrums as investors fretted about rising oil prices, higher interest rates, the war in Iraq and a closely contested presidential race. But the year ended on a high note with a sharp rally sparked by a definitive end to the U.S. presidential election and moderating oil prices.

Investors were brought back down to earth in January, however, as the market declined in three of the four weeks and produced negative results for the month in a broad-based move downward. Rising oil prices and interest rates, and concerns about less robust corporate earnings growth were among the culprits that kept investors on the sidelines. Investors began to re-enter the market in February, reversing January's decline. But as the month progressed into March and April investors again grew concerned about further spikes in oil prices and rising interest rates. As a result, the first four months of 2005 ended with the major indexes in the red. By the end of April, the Dow Jones Industrial Average had returned -4.81%, the S&P 500 Index returned -4.00%, while the Nasdaq Composite Index fell by 11.67%. Bonds performed slightly better, managing to produce positive results, with the Lehman Brothers Aggregate Bond Index returning 0.87%.

In October, you may recall we requested your vote on a proposal regarding the election of your fund's Board of Trustees. We are pleased to report that shareholders overwhelmingly approved the proposal, which became effective January 1, 2005. As a result, all open-end John Hancock funds now have the same Board of Trustees, comprised of ten members -- nine of them, including the Chairman, are independent Trustees with no direct or indirect interest in John Hancock Advisers, LLC, your fund's investment adviser. We believe this move is a way to improve the effectiveness of the Trustees' oversight of the funds, and we are grateful for your support.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth of
capital by normally
investing at least
80% of its assets in
stocks of U.S. and
foreign health
sciences companies.

Over the last six months

* The stock market posted modest returns in the face of rising interest rates and oil prices.

* Health care stocks outperformed the broad market, as they are typically viewed as a defensive move amid uncertainty.

* Underweightings in large pharmaceuticals, and good stock choices among managed care and pharmacy benefit managers, boosted the Fund's results.


[Bar chart with heading "John Hancock Health Sciences Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2005." The chart is scaled in increments of 5% with 0% at the bottom and 10% at the top. The first bar represents the 7.74% total return for Class A. The second bar represents the 7.36% total return for Class B. The third bar represents the 7.36% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]


Top 10 holdings

 5.0%   Medtronic, Inc.
 4.2%   Abbot Laboratories
 3.7%   Genentech, Inc.
 3.6%   Amgen, Inc.
 3.2%   UnitedHealth Group, Inc.
 3.2%   Hospira, Inc.
 3.1%   Johnson & Johnson
 2.9%   WellPoint, Inc.
 2.7%   Caremark Rx, Inc.
 2.7%   Novartis AG

As a percentage of net assets on April 30, 2005.

BY ROBERT C. JUNKIN, CPA, PORTFOLIO MANAGER

MANAGER'S
REPORT

JOHN HANCOCK
Health Sciences Fund

Robert Junkin recently assumed the management of John Hancock Health Sciences Fund, replacing Linda J. Miller who left the company to pursue other interests.

Recently, John Hancock Biotechnology Fund merged into John Hancock Health Sciences Fund upon receiving approval from shareholders.

Despite some noteworthy regulatory and legal headwinds, health care stocks outpaced the broader stock market for the six months ended April 30, 2005. During November and early December 2004, the group staged a significant post-presidential-election relief rally, fueled by investors' optimism that the re-election of President Bush would preclude more industry regulation, increases in competition from overseas drug makers, price curbs and other less favorable changes. However, the performance of the various subsectors that make up the health care group began to diverge in the first four months of 2005. In the wake of concerns over potentially slowing economic conditions and rising inflation, the group's historic reputation as being defensive helped attract investor demand, pushing the stock prices for many health care companies -- including HMOs, hospitals and even battered drug stocks. In contrast, the more speculative areas -- namely biotech -- suffered as investors increasingly shunned riskier assets.

"Despite some noteworthy regu-
 latory and legal headwinds,
 health care stocks outpaced the
 broader stock market for the six
 months ended April 30, 2005."

Performance

For the six months ended April 30, 2005, John Hancock Health Sciences Fund's Class A, Class B and Class C shares posted total returns of 7.74%, 7.36% and 7.36%, respectively, at net asset value. During the same six-month period, the Russell 3000 Healthcare Index returned 10.77% and the average health/biotechnology fund had a total return of 5.98%, according to Lipper, Inc.,1 while the Standard & Poor's 500 Index returned 3.28%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance results.


[A photo of Robert Junkin, flush right next to first paragraph.]


We believe that our underperformance of the index was due to our overweighting in biotech concerns. We attribute our outperformance of the Lipper average to our lower exposure to large drug companies.

Managed care, PBMs top the Fund's winners list

At the top of our best-performers list during the period were a number of managed care and pharmacy benefit managers (PBMs), the latter of which design prescription plans and process pharmacy data claims for their customers, who include businesses, health plans and government employers that provide drug coverage for employees. Managed care companies have benefited from rising earnings which resulted from health care premium increases they passed onto their customers and that were compounded by moderating medical cost trends. For example, the stock price of WellPoint, Inc., the nation's largest health insurance provider, surged as it continued to post strong profit and earnings growth following its November 2004 merger with Anthem. Similarly, UnitedHealth Group Inc. also performed well, benefiting from significant profit increases across its business units. Pharmacy benefit manager Caremark Rx was another winner. Much of Caremark's bottom-line growth resulted from the strength of its mail-order pharmacy and from the company's recent acquisition of rival AdvancePCS. Another PBM, Medco Health Solutions, also benefited from strong volume growth from its mail-order prescription business.

"At the top of our best-performers
 list during the period were a number
 of managed care and pharmacy
 benefit managers..."

Another factor aiding the Fund's performance was our decision to maintain an underweighting relative to the benchmark in large-cap pharmaceutical companies, because as a group, they lagged the overall health care sector, battered by concerns over weak new product pipelines, patent expirations and negative product news.

Biotech holdings mixed

Because growing concerns about slowing economic conditions put pressure on the more speculative segments of the stock market, our overweighting in biotech stocks proved to be the biggest detractor from performance during the period. That said, our stock selection within the group was generally favorable and we held a number of winners during the period. One of the Fund's best performers overall was Genentech, the world's biggest biotech company. It reported strong growth in profits and revenues as its sales of its new cancer drug Avastin continued to expand. Avastin, a new drug that fights tumors by cutting off their blood supply has quickly become Genentech's most successful product since it was approved in 2004 and is one of the fastest-growing cancer drugs ever. The company's stock continued to surge after it was announced in mid-April that Avastin helped some of the sickest breast cancer patients live longer than expected. Shareholders also cheered the late-period news that the drug Herceptin, an older cancer therapy from Genentech, helped prevent the recurrence of breast cancer following tumor surgery. In the biotechnology diagnostic area, we saw strong gains from our holdings in Gen-Probe, as it posted solid earnings growth.


[Table at top left-hand side of page entitled "Industry distribution 2." The first listing is Health care equipment - 25%, the second is Pharmaceuticals - 23%, the third is Biotechnology - 21%, the fourth is Health care services - 11%, the fifth is Managed health care - 7%, the sixth is Health care facilities - 4%, the seventh is Health care supplies - 2% and the eighth is Health care distributors - 1%.]


[Pie chart just below middle of page with heading "Portfolio diversification 2." The chart is divided into two sections (from top to right): Common stocks 94% and Short-term investments & other 6%. ]


Unfortunately, there were also a number of disappointments among our biotech holdings. The biggest one was Biogen Idec, which suffered losses in response to news that the company was suspending sales of Tysabri following the death of several multiple sclerosis patients who were taking the drug and contracted a rare neurological disease. Boston Scientific also disappointed, primarily due to concerns that it could lose sales of its cardiovascular stent to rival Johnson & Johnson. We also lost ground with AtheroGenics, which is focused on the treatment of chronic inflammatory diseases. It suffered from concerns over the veracity of the data it published regarding the efficacy of its cholesterol treatment.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performanceand what's behind the numbers." The first listing is WellPoint Inc. followed by an up arrow with the phrase "Premium increases + moderating costs = earnings gains." The second listing is Genentech followed by an up arrow with the phrase "Investors cheer positive news on company's cancer drugs." The third listing is Biogen Idec followed by a down arrow with the phrase "Suspension of sales of MS drug hurts stock."]


Outlook

In our view, health care stocks may continue to be subject to the risks of increased regulatory and legal scrutiny throughout 2005, although we remain quite optimistic about them over the long term. Continued government scrutiny of product marketing and manufacturing, Medicare and physician billing practices, consolidation activities and corporate transparency all may continue to grab headlines and increase health care companies' cost of doing business. Furthermore, the newly enacted federal drug benefits program is likely to affect some health care subgroups more negatively than others. Potentially offsetting these challenges are higher interest rates and a slowing global economy, which could continue to prompt more investors to gravitate toward defensive segments of the stock market, including health care securities. But we believe that over the longer term, the prospects for health care stocks are quite good, because demographics and product innovation continue to be favorable for the industry. No matter what the environment, we'll continue to work to uncover companies with exciting new product and service developments whose stocks are selling at compelling valuations.

"...health care stocks may continue to
 be subject to the risks of increased
 regulatory and legal scrutiny
 throughout 2005, although we
 remain quite optimistic about them
 over the long term."

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. The manager's statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on 4-30-05.

A LOOK AT
PERFORMANCE

For the period ended
April 30, 2005

                              Class A      Class B      Class C
Inception date                10-1-91       3-7-94       3-1-99

Average annual returns with maximum sales charge (POP)
One year                        -4.93%       -5.41%       -1.59%
Five years                       3.42         3.41         3.75
Ten years                       10.49        10.43           --
Since inception                    --           --         5.16

Cumulative total returns with maximum sales charge (POP)
Six months                       2.36         2.36         6.36
One year                        -4.93        -5.41        -1.59
Five years                      18.32        18.23        20.23
Ten years                      171.10       169.64           --
Since inception                    --           --        36.39

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

[Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents the Russell 3000 Healthcare Index and is equal to $33,708 as of April 30, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Health Sciences Fund, before sales charge, and is equal to $28,543 as of April 30, 2005. The third line represents the value of the same hypothetical investment made in the John Hancock Health Sciences Fund, after sales charge, and is equal to $27,110 as of April 30, 2005. The fourth line represents the Standard & Poor's 500 Index and is equal to $26,562 as of April 30, 2005.]


                                    Class B 1    Class C 1
Period beginning                    4-30-95       3-1-99
Health Sciences Fund                $26,964      $13,639
Index 1                              26,562       10,265
Index 2                              33,708       11,258

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

Russell 3000 Healthcare Index -- Index 2 -- is a capitalization-weighted index composed of companies involved in medical services or health care.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005.

Account value                                         Expenses paid
$1,000.00                   Ending value              during period
on 10-31-04                   on 4-30-05              ended 4-30-05 1

Class A                        $1,077.40                      $8.24
Class B                         1,073.60                      11.82
Class C                         1,073.60                      11.82

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                                         Expenses paid
$1,000.00                   Ending value              during period
on 10-31-04                   on 4-30-05              ended 4-30-05 1

Class A                        $1,016.86                      $8.00
Class B                         1,013.39                      11.48
Class C                         1,013.39                      11.48

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.60%, 2.30% and 2.30% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2005
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


Issuer                                                                                         Shares           Value
Common stocks 94.04%                                                                                     $250,440,693
(Cost $176,629,980)

Biotechnology 20.84%                                                                                       55,487,302
Amgen, Inc. (I)                                                                               162,800       9,476,588
Celgene Corp. (I)(L)                                                                          110,000       4,170,100
Charles River Laboratories International, Inc. (I)                                             57,000       2,700,090
Eyetech Pharmaceuticals, Inc. (I)(L)                                                          100,000       2,299,000
Genentech, Inc. (I)(L)                                                                        137,500       9,754,250
Genzyme Corp. (I)                                                                             100,000       5,861,000
Gilead Sciences, Inc. (I)                                                                     155,000       5,750,500
Invitrogen Corp. (I)(L)                                                                        20,000       1,465,400
Martek Biosciences Corp. (I)(L)                                                                45,000       1,722,150
Nabi Biopharmaceuticals (I)                                                                    20,000         218,000
Neurocrine Biosciences, Inc. (I)(L)                                                            50,000       1,748,000
Protein Design Labs, Inc. (I)(L)                                                              130,000       2,324,400
Sepracor, Inc. (I)(L)                                                                          35,950       2,154,124
Telik, Inc. (I)(L)                                                                            115,000       1,863,000
Vicuron Pharmaceuticals, Inc. (I)(L)                                                          130,000       2,125,500
ZymoGenetics, Inc. (I)(L)                                                                     120,000       1,855,200

Health Care Distributors 1.33%                                                                              3,539,150
AmerisourceBergen Corp.                                                                        20,000       1,225,600
Cardinal Health, Inc.                                                                          15,000         833,550
McKesson Corp.                                                                                 40,000       1,480,000

Health Care Equipment 25.01%                                                                               66,608,675
American Medical Systems Holdings, Inc. (I)                                                   150,000       2,619,000
ArthroCare Corp. (I)(L)                                                                       110,000       3,231,800
Biomet, Inc.                                                                                   82,500       3,191,925
Boston Scientific Corp. (I)                                                                   186,400       5,513,712

See notes to
financial statements.


10


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Health Care Equipment (continued)
DENTSPLY International, Inc.                                                                   60,000      $3,279,600
Fisher Scientific International, Inc. (I)                                                      45,000       2,672,100
Gen-Probe, Inc. (I)                                                                            85,000       4,266,150
Hospira, Inc. (I)                                                                             252,700       8,478,085
Integra LifeSciences Holdings (I)                                                              60,000       2,125,800
Kinetic Concepts, Inc. (I)(L)                                                                  80,000       4,916,000
Medtronic, Inc.                                                                               250,000      13,175,000
St. Jude Medical, Inc. (I)                                                                    110,000       4,293,300
Stryker Corp. (L)                                                                              54,000       2,621,700
Varian Medical Systems, Inc. (I)(L)                                                           125,000       4,217,500
Zimmer Holdings, Inc. (I)(L)                                                                   24,650       2,007,003

Health Care Facilities 3.54%                                                                                9,430,500
Community Health Systems, Inc. (I)                                                             80,000       2,916,000
DaVita, Inc. (I)                                                                               75,000       3,022,500
VCA Antech, Inc. (I)(L)                                                                       150,000       3,492,000

Health Care Services 11.29%                                                                                30,064,764
Advisory Board Co. (The) (I)(L)                                                                70,000       2,849,000
Caremark Rx, Inc. (I)                                                                         180,000       7,209,000
Covance, Inc. (I)                                                                              90,000       4,107,600
ICON Plc, American Depositary Receipt (ADR) (Ireland) (I)(L)                                   65,000       2,160,314
IDX Systems Corp. (I)                                                                          80,000       2,477,600
Medco Health Solutions, Inc. (I)(L)                                                            90,000       4,587,300
Quest Diagnostics, Inc.                                                                        15,000       1,587,000
Stericycle, Inc. (I)(L)                                                                        85,000       4,136,950
WebMD Corp. (I)(L)                                                                            100,000         950,000

Health Care Supplies 1.87%                                                                                  4,983,560
Alcon, Inc. (Switzerland) (L)                                                                  30,000       2,910,000
Bioenvision, Inc. (I)                                                                         125,000         800,000
Retractable Technologies, Inc. (I)                                                             50,000         154,000
Serologicals Corp. (I)                                                                         52,000       1,119,560

Managed Health Care 7.01%                                                                                  18,662,892
PacifiCare Health Systems, Inc. (I)                                                            41,700       2,491,992
UnitedHealth Group, Inc.                                                                       90,000       8,505,900
WellPoint, Inc. (I)                                                                            60,000       7,665,000

See notes to
financial statements.


11


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Pharmaceuticals 23.15%                                                                                    $61,663,850
Abbot Laboratories                                                                            230,000      11,306,800
Aspreva Pharmaceuticals Corp. (I)                                                              74,820       1,086,386
IVAX Corp. (I)(L)                                                                             206,050       3,894,345
Johnson & Johnson                                                                             120,000       8,235,600
Lilly (Eli) & Co.                                                                              95,250       5,569,268
Medicines Co. (The) (I)(L)                                                                    120,000       2,562,000
MGI Pharma, Inc. (I)                                                                          107,000       2,359,350
Novartis AG (ADR) (Switzerland)                                                               145,000       7,065,850
Pfizer, Inc.                                                                                  250,000       6,792,500
Roche Holding AG (Switzerland)                                                                 45,000       5,466,351
Shire Pharmaceuticals Group Plc, (ADR) (United Kingdom)                                       100,000       3,108,000
Teva Pharmaceutical Industries Ltd., (ADR) (Israel)                                           135,000       4,217,400

                                                                             Interest       Par value
Issuer, description, maturity date                                               rate           (000)           Value
Short-term investments 29.53%                                                                             $78,634,820
(Cost $78,634,820)

Joint Repurchase Agreement 6.28%                                                                           16,718,000
Investment in a joint repurchase agreement transaction
with Bank of America Corp. -- Dated 4-29-05
due 5-2-05 (secured by U.S. Treasury STRIPS due
11-15-10 thru 8-15-25)                                                       2.850%           $16,718      16,718,000

                                                                                               Shares
Cash Equivalents 23.25%                                                                                    61,916,820
AIM Cash Investment Trust (T)                                                              61,916,820      61,916,820

Total investments 123.57%                                                                                $329,075,513

Other assets and liabilities, net (23.57%)                                                               ($62,767,705)

Total net assets 100.00%                                                                                 $266,307,808


See notes to
financial statements.

FINANCIAL STATEMENTS

Notes to Schedule of Investments

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $255,264,800)
including $60,702,765 of securities loaned                       $329,075,513
Cash                                                                      335
Receivable for shares sold                                             69,864
Dividends and interest receivable                                      85,175
Other assets                                                           17,985

Total assets                                                      329,248,872

Liabilities
Payable for shares repurchased                                        294,730
Payable upon return of securities loaned                           61,916,820
Payable to affiliates
Management fees                                                       537,058
Distribution and service fees                                          23,217
Other                                                                 100,885
Other payables and accrued expenses                                    68,354

Total liabilities                                                  62,941,064

Net assets
Capital paid-in                                                   172,163,121
Accumulated net realized gain on investments
and foreign currency transactions                                  22,349,290
Net unrealized appreciation of investments
and translation of assets and liabilities
in foreign currencies                                              73,810,918
Accumulated net investment loss                                    (2,015,521)

Net assets                                                       $266,307,808

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($133,242,143 [DIV] 2,966,779 shares)                          $44.91
Class B ($120,627,880 [DIV] 2,935,400 shares)                          $41.09
Class C ($12,437,785 [DIV] 302,660 shares)                             $41.09

Maximum offering price per share
Class A 1 ($44.91 [DIV] 95%)                                           $47.27

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Dividends (net of foreign withholding taxes of $35,809)              $529,734
Interest                                                               97,859
Securities lending                                                     48,523

Total investment income                                               676,116

Expenses
Investment management fees                                          1,055,730
Class A distribution and service fees                                 195,852
Class B distribution and service fees                                 648,438
Class C distribution and service fees                                  65,223
Transfer agent fees                                                   533,948
Printing                                                               47,927
Custodian fees                                                         31,121
Accounting and legal services fees                                     30,575
Miscellaneous                                                          26,359
Registration and filing fees                                           21,551
Professional fees                                                      20,997
Trustees' fees                                                          4,723
Securities lending fees                                                 2,319

Total expenses                                                      2,684,763

Net investment loss                                                (2,008,647)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments                                                        26,374,943
Foreign currency transactions                                          (2,007)

Change in net unrealized appreciation (depreciation) of
Investments                                                        (4,190,838)
Translation of assets and liabilities in foreign currencies              (121)

Net realized and unrealized gain                                   22,181,977

Increase in net assets from operations                            $20,173,330

1 Semiannual period from 11-1-04 through 4-30-05.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                           Year        Period
                                                          ended         ended
                                                       10-31-04       4-30-05 1
Increase (decrease) in net assets

From operations
Net investment loss                                 ($4,377,016)  ($2,008,647)
Net realized gain                                    22,478,975    26,372,936
Change in net unrealized
appreciation (depreciation)                           5,299,222    (4,190,959)

Increase in net assets resulting
from operations                                      23,401,181    20,173,330

Distributions to shareholders
From net realized gain
Class A                                                      --    (4,490,378)
Class B                                                      --    (5,195,070)
Class C                                                      --      (513,947)
                                                             --   (10,199,395)
From Fund share transactions                        (35,461,797)  (15,566,298)

Net assets
Beginning of period                                 283,960,787   271,900,171

End of period 2                                    $271,900,171  $266,307,808

1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

2 Includes accumulated net investment loss of $6,874 and $2,015,521, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                  10-31-00    10-31-01    10-31-02    10-31-03    10-31-04     4-30-05 1
Per share operating performance
Net asset value,
beginning of period                             $34.28      $49.99      $40.06      $34.67      $39.79      $43.22
Net investment loss 2                            (0.33)      (0.37)      (0.41)      (0.38)      (0.47)      (0.24)
Net realized and unrealized
gain (loss) on investments                       16.04       (5.99)      (4.98)       5.50        3.90        3.50
Total from
investment operations                            15.71       (6.36)      (5.39)       5.12        3.43        3.26
Less distributions
From net realized gain                              --       (3.57)         --          --          --       (1.57)
Net asset value, end of period                  $49.99      $40.06      $34.67      $39.79      $43.22      $44.91
Total return 3 (%)                               45.83      (13.56)     (13.45)      14.77        8.62        7.74 4
Ratios and supplemental data
Net assets, end of period
(in millions)                                     $178        $145        $110        $117        $125        $133
Ratio of expenses
to average net assets (%)                         1.50        1.50        1.59        1.67        1.57        1.60 5
Ratio of net investment loss
to average net assets (%)                        (0.75)      (0.87)      (1.06)      (1.04)      (1.08)      (1.10) 5
Portfolio turnover (%)                             147          91          85          95          54          27

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES


Period ended                                  10-31-00    10-31-01    10-31-02    10-31-03    10-31-04     4-30-05 1
Per share operating performance
Net asset value,
beginning of period                             $32.83      $47.55      $37.68      $32.39      $36.91      $39.81
Net investment loss 2                            (0.60)      (0.63)      (0.63)      (0.59)      (0.72)      (0.37)
Net realized and unrealized
gain (loss) on investments                       15.32       (5.67)      (4.66)       5.11        3.62        3.22
Total from
investment operations                            14.72       (6.30)      (5.29)       4.52        2.90        2.85
Less distributions
From net realized gain                              --       (3.57)         --          --          --       (1.57)
Net asset value, end of period                  $47.55      $37.68      $32.39      $36.91      $39.81      $41.09
Total return 3 (%)                               44.84      (14.18)     (14.04)      13.95        7.86        7.36 4
Ratios and supplemental data
Net assets, end of period
(in millions)                                     $294        $231        $162        $154        $134        $121
Ratio of expenses
to average net assets (%)                         2.20        2.20        2.29        2.37        2.27        2.30 5
Ratio of net investment loss
to average net assets (%)                        (1.46)      (1.57)      (1.76)      (1.74)      (1.77)      (1.81) 5
Portfolio turnover (%)                             147          91          85          95          54          27

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES


Period ended                                  10-31-00    10-31-01    10-31-02    10-31-03    10-31-04     4-30-05 1
Per share operating performance
Net asset value,
beginning of period                             $32.83      $47.55      $37.68      $32.39      $36.91      $39.81
Net investment loss 2                            (0.64)      (0.63)      (0.63)      (0.59)      (0.72)      (0.37)
Net realized and unrealized
gain (loss) on investments                       15.36       (5.67)      (4.66)       5.11        3.62        3.22
Total from
investment operations                            14.72       (6.30)      (5.29)       4.52        2.90        2.85
Less distributions
From net realized gain                              --       (3.57)         --          --          --       (1.57)
Net asset value, end of period                  $47.55      $37.68      $32.39      $36.91      $39.81      $41.09
Total return 3 (%)                               44.84      (14.18)     (14.04)      13.95        7.86        7.36 4
Ratios and supplemental data
Net assets, end of period
(in millions)                                      $14         $15         $12         $13         $13         $12
Ratio of expenses
to average net assets (%)                         2.20        2.20        2.29        2.37        2.27        2.30 5
Ratio of net investment loss
to average net assets (%)                        (1.50)      (1.58)      (1.76)      (1.73)      (1.78)      (1.80) 5
Portfolio turnover (%)                             147          91          85          95          54          27


1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Annualized.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Health Sciences Fund (the "Fund") is a non-diversified series of John Hancock World Fund, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the close of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency
translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribu tion and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On April 30, 2005, the Fund loaned securities having a market value of $60,702,765 collateralized by cash in the amount of $61,916,820. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Forward foreign currency
exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions. The Fund had no open forward foreign currency exchange contracts on April 30, 2005.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Dis tri bu tions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's daily average net asset value in excess of $200,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2005, JH Funds received net up-front sales charges of $82,103 with regard to sales of Class A shares. Of this amount, $11,517 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $54,546 was paid as sales commissions to unrelated broker-dealers and $16,040 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2005, CDSCs received by JH Funds amounted to $125,967 for Class B shares and $404 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the period ended April 30, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $30,575. The Fund also paid the Adviser the amount of $116 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and officer of the

Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

                                 Year Ended 10-31-04          Period Ended 4-30-05 1
                              Shares          Amount        Shares          Amount
Class A shares
Sold                         838,297     $37,031,926       347,040     $15,406,316
Distributions reinvested          --              --       100,940       4,292,992
Repurchased                 (881,741)    (38,668,127)     (376,474)    (16,755,833)
Net increase (decrease)      (43,444)    ($1,636,201)       71,506      $2,943,475

Class B shares
Sold                         570,109     $22,972,932        94,296      $3,860,748
Distributions reinvested          --              --       127,562       4,978,739
Repurchased               (1,396,371)    (56,382,735)     (641,347)    (26,131,324)
Net decrease                (826,262)   ($33,409,803)     (419,489)   ($17,291,837)

Class C shares
Sold                          92,939      $3,788,765        26,451      $1,083,857
Distributions reinvested          --              --        10,062         392,718
Repurchased                 (105,002)     (4,204,558)      (65,963)     (2,694,511)
Net decrease                 (12,063)      ($415,793)      (29,450)    ($1,217,936)

Net decrease                (881,769)   ($35,461,797)     (377,433)   ($15,566,298)


1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2005, aggregated $70,688,447 and $104,559,633, respectively.

The cost of investments owned on April 30, 2005, including short-term investments, for federal income tax purposes, was $257,528,031. Gross unrealized appreciation and depreciation of investments aggregated $75,628,704 and $4,081,222, respectively, resulting in net unrealized appreciation of

$71,547,482. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses certain sales of securities.

Note E
Proposed
reorganization

On March 8, 2005, the Trustees approved the reorganization of John Hancock Biotechnology Fund into the Fund. The reorganization is scheduled to take place after the close of business on June 10, 2005, subject to approval by shareholders.

Note F
Shareholder meeting

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 5,416,269 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                              WITHHELD
                                 FOR         AUTHORITY
---------------------------------------------------------------------
James F. Carlin            5,298,019           118,250
Richard P. Chapman, Jr.    5,292,095           124,174
William H. Cunningham      5,292,069           124,200
Ronald R. Dion             5,296,819           119,450
Charles L. Ladner          5,293,897           122,372
Dr. John A. Moore          5,293,818           122,451
Patti McGill Peterson      5,291,747           124,522
Steven R. Pruchansky       5,294,370           121,899
James A. Shepherdson       5,293,700           122,569

OUR FAMILY
OF FUNDS

-----------------------------------------------------------
Equity                  Balanced Fund
                        Classic Value Fund
                        Core Equity Fund
                        Focused Equity Fund
                        Greater China Opportunities Fund
                        Growth Trends Fund
                        International Fund
                        Large Cap Equity Fund
                        Large Cap Select Fund
                        Mid Cap Growth Fund
                        Multi Cap Growth Fund
                        Small Cap Fund
                        Small Cap Equity Fund
                        Small Cap Growth Fund
                        Sovereign Investors Fund
                        U.S. Global Leaders Growth Fund

-----------------------------------------------------------
Sector                  Financial Industries Fund
                        Health Sciences Fund
                        Real Estate Fund
                        Regional Bank Fund
                        Technology Fund

-----------------------------------------------------------
Income                  Bond Fund
                        Government Income Fund
                        High Income Fund
                        High Yield Fund
                        Investment Grade Bond Fund
                        Strategic Income Fund

-----------------------------------------------------------
Tax-Free Income         California Tax-Free Income Fund
                        High Yield Municipal Bond Fund
                        Massachusetts Tax-Free Income Fund
                        New York Tax-Free Income Fund
                        Tax-Free Bond Fund

-----------------------------------------------------------
Money Market            Money Market Fund
                        U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds


Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

OUR WEB SITE

A wealth of information --
www.jhfunds.com

View the latest information for your account.
------------------------------------------------
Transfer money from one account to another.
------------------------------------------------
Get current quotes for major market indexes.
------------------------------------------------
Use our online calculators to help you with your
financial goals.
------------------------------------------------
Get up-to-date commentary from John Hancock
Funds investment experts.
------------------------------------------------
Access forms, applications and tax information.
------------------------------------------------

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov

Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)

*Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet       www.jhfunds.com

Mail           Regular mail:                       Express mail:
               John Hancock                        John Hancock
               Signature Services, Inc.            Signature Services, Inc.
               1 John Hancock Way, Suite 1000      Mutual Fund Image Operations
               Boston, MA 02217-1000               529 Main Street
               Charlestown, MA 02129

Phone          Customer service representatives    1-800-225-5291
               24-hour automated information       1-800-338-8080
               TDD line                            1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Health Sciences Fund.

280SA  4/05
       6/05

ITEM 2.  CODE OF ETHICS.

As of the end of the period, April 30, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for "heightened preclearance" with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend
nominees to the registrant's Board of Trustees.   A copy of the procedures
is filed as an exhibit to this Form

N-CSR. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

(c)(2) Contact person at the registrant.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock World Fund


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    June 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    June 30, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    June 30, 2005